Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 145,360	$ 130,317
Interest income on net investment in finance leases	14,643	5,284
Interest income on container leaseback financing receivable	5,438	4,006
Variable lease revenue	3,803	5,871
Total lease rental income	169,244	145,478
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	130,914	115,803
Interest income on net investment in finance leases	14,643	5,284
Interest income on container leaseback financing receivable	5,438	4,006
Variable lease revenue	3,428	4,979
Total lease rental income	154,423	130,072
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	14,446	14,514
Variable lease revenue	375	892
Total lease rental income	$ 14,821	$ 15,406